CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
CHANGES IN ACCOUNTING POLICIES
Changes In Accounting Policies

4. CHANGES IN ACCOUNTING POLICIES

Future Accounting Pronouncements

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use. In May 2020, the IASB issued amendments to IAS 16, Property, Plant and Equipment (IAS 16). The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related costs in profit (loss). An entity is required to apply these amendments for annual reporting periods beginning on or after January 1, 2022. The amendments are applied retrospectively only to items of property, plant and equipment that are available for use after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. We are currently assessing the effect of this amendment on our financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non‐Current and Deferral of Effective Date. In January 2020, the IASB issued amendments to IAS 1, Presentation of Financial Statements, to provide a more general approach to the presentation of liabilities as current or non‐current based on contractual arrangements in place at the reporting date.

These amendments:

- specify that the rights and conditions existing at the end of the reporting period are relevant in determining whether the Company has a right to defer settlement of a liability by at least twelve months;

- provide that management’s expectations are not a relevant consideration as to whether the Company will exercise its rights to defer settlement of a liability; and

- clarify when a liability is considered settled.

On July 15, 2020, the IASB issued a deferral of the effective date for the new guidance by one year to annual reporting periods beginning on or after January 1, 2023 and is to be applied retrospectively. The Company has not yet determined the impact of these amendments on its financial statements.